PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of breakdown of and changes to property, plant and equipment

							Assets and
	Switching and	Terminal					facilities
	transmission	equipment /				Estimated	under
	equipment	modems	Infrastructure	Land	Other P&E	losses (1)	construction	Total
Annual depreciation rate(%)	2.50 to 25.00	6.67 to 66.67	2.50 to 66.67		10.00 to 25.00
Balances and changes:
Balance at 12/31/16	22,231,874	2,588,307	3,725,207	315,719	819,356	(485,575)	2,730,030	31,924,918
Additions	42,999	141,132	91,160	550	259,620	(37,374)	6,085,487	6,583,574
Write-offs, net	(88,766)	(7,602)	(6,966)	(1,916)	(2,522)	162,319	(18,897)	35,650
Net transfers	3,634,293	1,471,431	619,008	—	34,093	132,578	(5,910,612)	(19,209)
Depreciation (Note 25)	(3,011,291)	(1,468,936)	(544,454)	—	(284,983)	—	—	(5,309,664)
Business Combination (Note 1.c.2)	—	—	1,342	—	4,888	—	817	7,047
Balance at 12/31/17	22,809,109	2,724,332	3,885,297	314,353	830,452	(228,052)	2,886,825	33,222,316
Additions	10,670	129,640	101,798	550	204,041	(8,975)	6,527,074	6,964,798
Write-offs, net	(45,719)	(1,721)	(8,461)	(71)	(2,926)	80,135	(61,430)	(40,193)
Net transfers	5,380,744	1,098,380	449,369	—	124,772	—	(7,239,573)	(186,308)
Depreciation (Note 25)	(3,486,592)	(1,379,547)	(658,915)	—	(320,232)	—	—	(5,845,286)
Balance at 12/31/18	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327

At 12.31.17
Cost	74,100,056	16,845,903	15,728,808	314,353	4,687,395	(228,052)	2,886,825	114,335,288
Accumulated depreciation	(51,290,947)	(14,121,571)	(11,843,511)	—	(3,856,943)	—	—	(81,112,972)
Total	22,809,109	2,724,332	3,885,297	314,353	830,452	(228,052)	2,886,825	33,222,316

At 12.31.18
Cost	79,002,102	18,033,246	16,154,562	314,832	4,996,170	(156,892)	2,112,896	120,456,916
Accumulated depreciation	(54,333,890)	(15,462,162)	(12,385,474)	—	(4,160,063)	—	—	(86,341,589)
Total	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327

(1)The Company and its subsidiaries recognized estimated losses for potential obsolescence of materials used in property and equipment maintenance, based on levels of historical use and expected future use.